Business Combination: Acquisition of Tupperware’s Latin American Operations (Details) $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 MXN ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 02, 2026	Dec. 31, 2025 MXN ($)	Jun. 30, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Business Combination: Acquisition of Tupperware’s Latin American Operations [Line Items]
Cash consideration	$ 3,691,419
Issued ordinary shares | shares	2,241,133	2,241,133
Contractual purchase price		$ 250,000
Consideration amount	$ 3,406,664	215,000
Cash		35,000
Cash and cash equivalents	521,072			$ 328,344	$ 391,784	$ 296,558
Escrow related fees	43
Estimated closing statement payables	213,100
Estimated adjustment amount	$ 33,328	1,920,844
Contractual stock component		$ 35,000
Contractual stock component, shares | shares	241,133	241,133
Contractual reference per share | $ / shares	$ 15.6171
Equity transaction amount	$ 607,268
Acquisition of cash flow	3,406,664
Further reconstruction of cash flow	5,568
Acquisition-related costs	64,343
Transaction accounting adjustments cost	7,495
Acquisition of escrow funds	13,344
Historical administrative expenses	56,848
Total for all business combinations [member]
Business Combination: Acquisition of Tupperware’s Latin American Operations [Line Items]
Equity interests			100.00%
Cash consideration		$ 215,000
Cash and cash equivalents	$ 284,755